Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of composition of income tax expenses

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Current income tax expense	373	155	361
Deferred taxation	3,391	(53)	—
Total	3,764	102	361

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate

	For the year ended December 31,
	2020	2021	2022
	%	%	%
Statutory EIT rate	25.00	25.00	25.00
Effect of non-deductible expenses (1)	(5.78)	(6.60)	16.97
Tax incentives for research and development expense (2)	2.08	9.00	(49.14)
Tax incentives for wages of disabled staff	0.02	0.05	(0.16)
Preferential tax rate	1.15	0.48	(4.20)
Change in valuation allowance	(23.19)	(25.55)	2.52
Tax rate difference from statutory rate in other jurisdictions	(0.72)	(2.49)	10.44
Others	0.07	—	—
Effective income tax rate	(1.37)	(0.11)	1.43
(1)	Primarily comprised of share-based compensation expenses which are permanent differences.
(2)	According to policies promulgated by the State Tax Bureau of the PRC, certain of the Group’s subsidiaries are entitled to tax incentives for research and development expenses at 175% of tax-deductible research and development expenses in 2020, 2021 and January 1, 2022 to September 30, 2022. Under Chinese mainland regulations issued in September 2022 that were applicable from October 1, 2022 to December 31, 2022, certain of the Group’s subsidiaries are entitled to tax incentives for research and development expenses at 200% of tax-deductible research and development expenses.

Schedule of composition of deferred tax assets

	December 31,	December 31,
	2021	2022
	RMB’000	RMB’000
Deferred tax assets - non‑current:
—Net operating tax losses carry forwards	46,031	51,541
—Allowances of doubtful accounts	18,702	12,564
—Investment loss	—	375
—Property and equipment impairment	1,997	—
—Others	299	—
Total deferred tax assets	67,029	64,480
Less: valuation allowance	(67,029)	(61,617)
Total deferred tax assets, net	—	2,863
Deferred tax liabilities - non‑current:
— Unrealized investment gain	—	(2,863)
Total deferred tax liabilities	—	(2,863)